As filed with the U.S. Securities and Exchange Commission on September 26, 2018

1933 Act File No. 333-132380

1940 Act File No. 811-21864

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 646	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 648	☒
(Check appropriate box or boxes.)

WISDOMTREE TRUST

(Exact Name of Registrant as Specified in Charter)

245 Park Avenue

35th Floor

New York, NY 10167

(Address of Principal Executive Offices) (Zip Code)

1-866-909-9473

(Registrant’s Telephone Number, including Area Code)

JONATHAN STEINBERG

WISDOMTREE TRUST

245 Park Avenue

35th Floor

New York, NY 10167

(Name and Address of Agent for Service)

Copies to:

W. John McGuire	Ryan Louvar
Morgan, Lewis & Bockius LLP	WisdomTree Asset Management, Inc.
1111 Pennsylvania Avenue, NW	245 Park Avenue, 35th Floor
Washington, DC 20004	New York, NY 10167

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b).
☒	On October 11, 2018 pursuant to paragraph (b)(1)(iii).
☐	60 days after filing pursuant to paragraph (a)(1).
☐	On (date) pursuant to paragraph (a)(1).
☐	75 days after filing pursuant to paragraph (a)(2).
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 646 to the Registration Statement on Form N-1A for WisdomTree Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) solely for the purpose of delaying, until October 11, 2018 the effectiveness of Post-Effective Amendment No. 630 (“PEA No. 630”), which was filed with the Commission via EDGAR Accession No. 0001193125-18-217642 on July 13, 2018, pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act. Since no other changes are intended to be made to PEA No. 630 by means of this filing, Parts A, B and C of PEA No. 630 are incorporated herein by reference.

PART A—PROSPECTUS

The Prospectus for the WisdomTree Yield Enhanced International Aggregate Bond Fund is incorporated herein by reference to Part A of PEA No. 630.

PART B—STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the WisdomTree Yield Enhanced International Aggregate Bond Fund is incorporated herein by reference to Part B of PEA No. 630.

PART C—OTHER INFORMATION

Part C of this Post-Effective Amendment is incorporated herein by reference to Part C of PEA No. 630.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 646 to Registration Statement No. 333-132380 to be signed on its behalf by the undersigned, duly authorized, in the City of New York, State of New York, on this 26th day of September, 2018.

WISDOMTREE TRUST
(Registrant)

By:	/s/ Jonathan Steinberg*
Jonathan Steinberg
President (Principal Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 646 to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

Signatures	Title	Date

/s/ Jonathan Steinberg*	President (Principal Executive Officer) and	September 26, 2018
Jonathan Steinberg	Trustee

/s/ David Castano*	Treasurer (Principal Financial and	September 26, 2018
David Castano	Accounting Officer)

/s/ David Chrencik*	Trustee	September 26, 2018
David Chrencik

/s/ Joel Goldberg*	Trustee	September 26, 2018
Joel Goldberg

/s/ Toni Massaro*	Trustee	September 26, 2018
Toni Massaro

/s/ Melinda Raso Kirstein*	Trustee	September 26, 2018
Melinda Raso Kirstein

/s/ Victor Ugolyn*	Trustee	September 26, 2018
Victor Ugolyn

*By:	/s/ Ryan Louvar
Ryan Louvar
(Attorney-in-Fact)